UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04873

                              The GAMCO Growth Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                             THE GAMCO GROWTH FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2008

TO OUR SHAREHOLDERS,

      During the second quarter of 2008, The GAMCO Growth Fund's net asset value ("NAV") per share (the "Fund") rose 2.2%, while the Russell 1000 Growth Index was up 1.3% and the Standard & Poor's ("S&P") 500 Index was down 2.7%. For the six month period ended June 30, 2008, the Fund shed 9.2% versus declines of 9.1% and 11.9% for the Russell 1000 Growth Index and the S&P 500 Index, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)

                                                                                                                            Since
                                                Year to                                                                   Inception
                                    Quarter      Date        1 Year    3 Year    5 Year    10 Year   15 Year   20 Year    (4/10/87)
                                    ---------  ----------  ----------  --------  --------  --------  --------  ---------  ----------
GAMCO GROWTH FUND CLASS
  AAA (b) .......................    2.18%      (9.23)%     (1.14)%     8.00%     9.20%     2.38%     8.80%     10.42%      10.99%
S&P 500 Index ...................   (2.72)     (11.90)     (13.11)      4.40      7.58      2.88      9.21      10.44        9.54
Russell 1000 Growth Index .......    1.25       (9.06)      (5.96)      5.91      7.32      0.96      7.96       9.68        8.80
Class A .........................    2.21       (9.20)      (1.11)      8.01      9.22      2.39      8.80      10.42       10.99
                                    (3.67)(b)  (14.42)(b)   (6.80)(b)   5.90(b)   7.93(b)   1.78(b)   8.37(b)   10.09(b)    10.68(b)
Class B .........................    1.99       (9.57)      (1.89)      7.19      8.47      2.04      8.55      10.23       10.81
                                    (3.01)(c)  (14.09)(c)   (6.79)(c)   6.31(c)   8.18(c)   2.04      8.55      10.23       10.81
Class C .........................    1.99       (9.57)      (1.89)      7.19      8.47      2.04      8.55      10.23       10.81
                                     0.99(d)   (10.48)(d)   (2.87)(d)   7.19      8.47      2.04      8.55      10.23       10.81
Class I .........................    2.24       (9.15)      (1.05)      8.03      9.22      2.39      8.80      10.42       10.99

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.45%, 1.45%, 2.20%, 2.20%, AND 1.20%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GAMCO GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2008
through June 30, 2008                                              EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                               Beginning        Ending       Annualized     Expenses
                             Account Value   Account Value     Expense    Paid During
                               01/01/08        06/30/08         Ratio       Period*
                             -------------   -------------   ----------   -----------
THE GAMCO GROWTH FUND

ACTUAL FUND RETURN
Class AAA                      $ 1,000.00      $   907.70       1.45%       $  6.88
Class A                        $ 1,000.00      $   908.00       1.45%       $  6.88
Class B                        $ 1,000.00      $   904.30       2.20%       $ 10.42
Class C                        $ 1,000.00      $   904.30       2.20%       $ 10.42
Class I**                      $ 1,000.00      $   908.50       1.20%       $  5.38

HYPOTHETICAL 5% RETURN
Class AAA                      $ 1,000.00      $ 1,017.65       1.45%       $  7.27
Class A                        $ 1,000.00      $ 1,017.65       1.45%       $  7.27
Class B                        $ 1,000.00      $ 1,013.92       2.20%       $ 11.02
Class C                        $ 1,000.00      $ 1,013.92       2.20%       $ 11.02
Class I                        $ 1,000.00      $ 1,018.90       1.20%       $  6.02

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

** Class I Shares were first issued on January 11, 2008. Account values and expense ratios for the Actual Fund Return are calculated from January 11, 2008 through June 30, 2008.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2008:

THE GAMCO GROWTH FUND

Technology ...........................    22.3%
Other Energy .........................    13.2%
Consumer Discretionary ...............    10.5%
Materials and Processing .............     8.2%
Consumer Staples .....................     8.2%
Health Care ..........................     7.8%
Producer Durables ....................     6.5%
Financial Services ...................     6.1%
Other ................................     4.0%
Integrated Oils ......................     3.8%
Utilities ............................     3.7%
U.S. Treasury Bills ..................     3.5%
Autos and Transportation .............     0.8%
Other Assets and Liabilities (Net) ...     1.4%
                                         -----
                                         100.0%
                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT www.gabelli.com OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554).THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT www.sec.gov AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                                     MARKET
 SHARES                                                               COST            VALUE
---------                                                         -------------   -------------
            COMMON STOCKS -- 95.1%
            TECHNOLOGY -- 22.3%
            COMMUNICATIONS TECHNOLOGY -- 7.7%
 876,000    Cisco Systems Inc.+ ...............................   $  24,426,724   $  20,375,760
 410,000    Corning Inc. ......................................      10,273,391       9,450,500
 300,000    Harris Corp. ......................................      17,144,958      15,147,000
  55,000    L-3 Communications Holdings Inc. ..................       5,002,299       4,997,850
 115,000    Research In Motion Ltd.+ ..........................      12,939,941      13,443,500
                                                                  -------------   -------------
                                                                     69,787,313      63,414,610
                                                                  -------------   -------------
            COMPUTER SERVICES SOFTWARE AND SYSTEMS -- 4.5%
 330,000    Adobe Systems Inc.+ ...............................      12,778,904      12,998,700
 880,000    Microsoft Corp. ...................................      24,985,102      24,208,800
                                                                  -------------   -------------
                                                                     37,764,006      37,207,500
                                                                  -------------   -------------
            COMPUTER TECHNOLOGY -- 3.2%
 110,000    Apple Inc.+ .......................................      18,110,453      18,418,400
 310,000    EMC Corp.+ ........................................       7,157,340       4,553,900
 200,000    NVIDIA Corp.+ .....................................       5,050,395       3,744,000
                                                                  -------------   -------------
                                                                     30,318,188      26,716,300
                                                                  -------------   -------------
            ELECTRONICS -- 0.4%
  80,000    FLIR Systems Inc.+ ................................       3,177,017       3,245,600
                                                                  -------------   -------------
            ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS -- 5.2%
  30,000    First Solar Inc.+ .................................       5,281,949       8,184,600
 755,000    Intel Corp. .......................................      19,438,333      16,217,400
 165,000    SunPower Corp., Cl. A+ ............................      13,165,207      11,876,700
 230,000    Texas Instruments Inc. ............................       7,702,502       6,476,800
                                                                  -------------   -------------
                                                                     45,587,991      42,755,500
                                                                  -------------   -------------
            ELECTRONICS: TECHNOLOGY -- 1.3%
  50,000    General Dynamics Corp. ............................       2,176,446       4,210,000
 180,000    Trimble Navigation Ltd.+ ..........................       6,864,907       6,426,000
                                                                  -------------   -------------
                                                                      9,041,353      10,636,000
                                                                  -------------   -------------
            TOTAL TECHNOLOGY ..................................     195,675,868     183,975,510
                                                                  -------------   -------------
            OTHER ENERGY -- 13.2%
  72,000    Apache Corp. ......................................       6,963,171      10,008,000
  40,000    Canadian Natural Resources Ltd. ...................       3,002,077       4,010,000
 185,000    Chesapeake Energy Corp. ...........................       8,086,451      12,202,600
  63,000    EnCana Corp. ......................................       4,442,239       5,728,590
  70,000    FMC Technologies Inc.+ ............................       5,153,983       5,385,100
 130,000    National - Oilwell Varco Inc.+ ....................       7,557,478      11,533,600
  67,000    Noble Corp. .......................................       3,504,276       4,352,320
  90,000    Oceaneering International Inc.+ ...................       6,296,908       6,934,500
  63,000    Schlumberger Ltd. .................................       3,764,648       6,768,090
 200,000    Suncor Energy Inc. ................................      10,325,817      11,624,000
 100,556    Transocean Inc.+ ..................................      13,291,920      15,323,729
 170,000    Weatherford International Ltd.+ ...................       5,442,239       8,430,300
  96,250    XTO Energy Inc. ...................................       4,342,564       6,594,088
                                                                  -------------   -------------
            TOTAL OTHER ENERGY ................................      82,173,771     108,894,917
                                                                  -------------   -------------
            CONSUMER DISCRETIONARY -- 10.5%
            CONSUMER ELECTRONICS -- 5.0%
  64,900    Google Inc., Cl. A+ ...............................      21,523,704      34,164,658
  12,000    Nintendo Co. Ltd. .................................       4,950,293       6,769,318
                                                                  -------------   -------------
                                                                     26,473,997      40,933,976
                                                                  -------------   -------------
            ENTERTAINMENT, RADIO, AND TV BROADCASTERS -- 1.0%
 205,000    News Corp., Cl. B .................................       4,651,645       3,146,750
 160,000    Viacom Inc., Cl. B+ ...............................       6,732,046       4,886,400
                                                                  -------------   -------------
                                                                     11,383,691       8,033,150
                                                                  -------------   -------------
            JEWELRY, WATCHES, AND GEMSTONES -- 0.5%
  98,400    Tiffany & Co. .....................................       3,275,345       4,009,800
                                                                  -------------   -------------
            RESTAURANTS -- 0.4%
 230,000    Starbucks Corp.+ ..................................       6,424,044       3,620,200
                                                                  -------------   -------------
            RETAIL -- 1.8%
  35,000    Abercrombie & Fitch Co., Cl. A ....................       2,896,002       2,193,800
  50,000    Amazon.com Inc.+ ..................................       4,174,448       3,666,500
  80,000    Costco Wholesale Corp. ............................       5,367,451       5,611,200
  60,000    J. Crew Group Inc.+ ...............................       2,590,154       1,980,600
  50,000    Nordstrom Inc. ....................................       1,816,396       1,515,000
                                                                  -------------   -------------
                                                                     16,844,451      14,967,100
                                                                  -------------   -------------
            SERVICES: COMMERCIAL -- 0.4%
 115,000    eBay Inc.+ ........................................       4,128,360       3,142,950
                                                                  -------------   -------------
            SHOES -- 0.6%
  80,000    NIKE Inc., Cl. B ..................................       4,983,336       4,768,800
                                                                  -------------   -------------
            TEXTILES APPAREL MANUFACTURERS -- 0.8%
  55,000    Coach Inc.+ .......................................       1,698,199       1,588,400
  30,000    Polo Ralph Lauren Corp. ...........................       1,732,153       1,883,400
 140,000    Under Armour Inc., Cl. A+ .........................       5,312,588       3,589,600
                                                                  -------------   -------------
                                                                      8,742,940       7,061,400
                                                                  -------------   -------------
            TOTAL CONSUMER DISCRETIONARY ......................      82,256,164      86,537,376
                                                                  -------------   -------------
            MATERIALS AND PROCESSING -- 8.2%
  35,000    Fluor Corp. .......................................       5,185,810       6,512,800
 160,000    Freeport-McMoRan Copper & Gold Inc. ...............      15,146,008      18,750,400
 130,000    McDermott International Inc.+ .....................       6,993,525       8,045,700
 165,000    Monsanto Co. ......................................      16,723,986      20,862,600
 210,000    Syngenta AG, ADR ..................................      13,010,523      13,587,000
                                                                  -------------   -------------
            TOTAL MATERIALS AND PROCESSING ....................      57,059,852      67,758,500
                                                                  -------------   -------------
            CONSUMER STAPLES -- 8.2%
  80,000    Groupe Danone .....................................       6,169,679       5,617,659
 140,000    Nestle SA .........................................       6,123,266       6,326,073
 380,000    PepsiCo Inc. ......................................      20,823,090      24,164,200
 405,000    Procter & Gamble Co. ..............................      23,635,961      24,628,050
 150,000    Walgreen Co. ......................................       4,878,449       4,876,500
  80,000    Whole Foods Market Inc. ...........................       3,672,431       1,895,200
                                                                  -------------   -------------
            TOTAL CONSUMER STAPLES ............................      65,302,876      67,507,682
                                                                  -------------   -------------

                See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                                     MARKET
 SHARES                                                               COST            VALUE
---------                                                         -------------   -------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE -- 7.8%
            BIOTECHNOLOGY, RESEARCH, AND PRODUCTION -- 0.3%
  40,000    Celgene Corp.+ ....................................   $   2,526,865   $   2,554,800
                                                                  -------------   -------------
            DRUGS AND PHARMACEUTICALS -- 3.0%
 310,000    Gilead Sciences Inc.+ .............................      14,248,295      16,414,500
 121,600    Novo Nordisk A/S, ADR .............................       5,321,711       8,025,600
                                                                  -------------   -------------
                                                                     19,570,006      24,440,100
                                                                  -------------   -------------
            HEALTH CARE SERVICES -- 1.0%
 205,000    CVS Caremark Corp. ................................       7,605,108       8,111,850
                                                                  -------------   -------------
            MEDICAL, DENTAL INSTRUMENTS, AND SUPPLIES -- 3.5%
  36,000    Alcon Inc. ........................................       4,540,139       5,860,440
 280,000    St. Jude Medical Inc.+ ............................      12,217,057      11,446,400
 190,000    Stryker Corp. .....................................      10,970,621      11,947,200
                                                                  -------------   -------------
                                                                     27,727,817      29,254,040
                                                                  -------------   -------------
            TOTAL HEALTH CARE .................................      57,429,796      64,360,790
                                                                  -------------   -------------
            PRODUCER DURABLES -- 6.5%
 110,000    ABB Ltd., ADR+ ....................................       3,544,005       3,115,200
 155,000    Deere & Co. .......................................      12,777,134      11,180,150
 240,000    Emerson Electric Co. ..............................      10,347,235      11,868,000
 200,000    Rockwell Collins Inc. .............................      12,421,204       9,592,000
 110,000    United Technologies Corp. .........................       6,029,583       6,787,000
  85,000    Vestas Wind Systems A/S+ ..........................       6,136,472      11,126,124
                                                                  -------------   -------------
            TOTAL PRODUCER DURABLES ...........................      51,255,633      53,668,474
                                                                  -------------   -------------
            FINANCIAL SERVICES -- 6.1%
  16,000    CME Group Inc. ....................................       8,280,239       6,131,040
  75,000    IntercontinentalExchange Inc.+ ....................      10,734,301       8,550,000
 155,000    Janus Capital Group Inc. ..........................       4,544,858       4,102,850
  45,000    MasterCard Inc., Cl. A ............................       9,597,491      11,948,400
 105,000    T. Rowe Price Group Inc. ..........................       5,598,422       5,929,350
 320,000    The Charles Schwab Corp. ..........................       7,356,178       6,572,800
  90,000    Visa Inc., Cl. A+ .................................       5,868,139       7,317,900
                                                                  -------------   -------------
            TOTAL FINANCIAL SERVICES ..........................      51,979,628      50,552,340
                                                                  -------------   -------------
            OTHER -- 4.0%
            MULTI-SECTOR COMPANIES -- 4.0%
 670,000    General Electric Co. ..............................      23,266,982      17,882,300
 240,000    ITT Corp. .........................................      11,117,197      15,199,200
                                                                  -------------   -------------
            TOTAL OTHER .......................................      34,384,179      33,081,500
                                                                  -------------   -------------
            INTEGRATED OILS -- 3.8%
  35,000    Hess Corp. ........................................       1,685,087       4,416,650
  95,000    Murphy Oil Corp. ..................................       6,963,202       9,314,750
  43,000    Occidental Petroleum Corp. ........................       2,308,330       3,863,980
 190,000    Petroleo Brasileiro SA, ADR .......................      11,160,393      13,457,700
                                                                  -------------   -------------
            TOTAL INTEGRATED OILS .............................      22,117,012      31,053,080
                                                                  -------------   -------------
            UTILITIES -- 3.7%
  85,000    America Movil SAB de CV, Cl. L, ADR ...............       5,109,944       4,483,750
  75,000    China Mobile Ltd., ADR ............................       6,020,137       5,021,250
   6,700    Ormat Technologies Inc. ...........................         355,523         329,506
 320,000    Rogers Communications Inc., Cl. B .................      11,709,108      12,371,200
 150,000    Veolia Environnement ..............................      12,322,484       8,414,680
                                                                  -------------   -------------
            TOTAL UTILITIES ...................................      35,517,196      30,620,386
                                                                  -------------   -------------
            AUTOS AND TRANSPORTATION -- 0.8%
  70,000    C.H. Robinson Worldwide Inc. ......................       2,978,774       3,838,800
  60,000    Expeditors International of Washington Inc. .......       2,745,068       2,580,000
                                                                  -------------   -------------
            TOTAL AUTOS AND TRANSPORTATION ....................       5,723,842       6,418,800
                                                                  -------------   -------------
            TOTAL COMMON STOCKS ...............................     740,875,817     784,429,355
                                                                  -------------   -------------

 PRINCIPAL
  AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS -- 3.5%
               U.S. TREASURY BILLS -- 3.5%
$ 28,868,000   U.S. Treasury Bills, 1.249% to 1.934%++,
                 07/17/08 to 10/02/08 .........................      28,747,638      28,746,690
                                                                  -------------   -------------
               TOTAL INVESTMENTS -- 98.6%                         $ 769,623,455     813,176,045
                                                                  =============
               OTHER ASSETS AND LIABILITIES (NET) -- 1.4%                            11,366,837
                                                                                  -------------
               NET ASSETS -- 100.0% ...........................                   $ 824,542,882
                                                                                  =============

----------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

                See accompanying notes to financial statements.

                             THE GAMCO GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
  Investments, at value (cost $769,623,455) ................   $  813,176,045
  Cash .....................................................            7,072
  Receivable for investments sold ..........................       14,161,794
  Receivable for Fund shares sold ..........................          475,715
  Dividends receivable .....................................          840,550
  Prepaid expense ..........................................           43,164
                                                               --------------
  TOTAL ASSETS .............................................      828,704,340
                                                               --------------
LIABILITIES:
  Payable for investments purchased ........................        1,678,282
  Payable for Fund shares redeemed .........................          806,496
  Payable for investment advisory fees .....................          708,787
  Payable for distribution fees ............................          177,753
  Payable for accounting fees ..............................            3,751
  Payable for shareholder services fees ....................          550,789
  Other accrued expenses ...................................          235,600
                                                               --------------
  TOTAL LIABILITIES ........................................        4,161,458
                                                               --------------
  NET ASSETS applicable to 25,118,318 shares outstanding ...   $  824,542,882
                                                               ==============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.01 par value ...........   $1,581,993,978
  Accumulated net investment loss ..........................       (1,496,673)
  Accumulated net realized loss on investments and
    foreign currency transactions ..........................     (799,501,110)
  Net unrealized appreciation on investments ...............       43,552,590
  Net unrealized depreciation on foreign currency
    translations ...........................................           (5,903)
                                                               --------------
  NET ASSETS ...............................................   $  824,542,882
                                                               ==============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($818,378,088 / 24,928,604 shares outstanding;
    unlimited number of shares authorized) .................   $        32.83
                                                               ==============
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,144,185 / 34,827 shares outstanding;
    unlimited number of shares authorized) .................   $        32.85
                                                               ==============
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of
    the offering price) ....................................   $        34.85
                                                               ==============
  CLASS B:
  Net Asset Value and offering price per share
    ($306,524 / 9,658 shares outstanding;
    unlimited number of shares authorized) .................   $        31.74(a)
                                                               ==============
  CLASS C:
  Net Asset Value and offering price per share
    ($1,656,932 / 52,204 shares outstanding;
    unlimited number of shares authorized) .................   $        31.74(a)
                                                               ==============
  CLASS I:
  Net Asset Value, offering and redemption price per
    share ($3,057,153 / 93,025 shares outstanding;
    unlimited number of shares authorized) .................   $        32.86
                                                               ==============

----------
(a)   Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $229,304) .............   $    4,477,525
  Interest .................................................          163,031
                                                               --------------
  TOTAL INVESTMENT INCOME ..................................        4,640,556
                                                               --------------
EXPENSES:
  Investment advisory fees .................................        4,243,354
  Distribution fees - Class AAA ............................        1,055,163
  Distribution fees - Class A ..............................            1,226
  Distribution fees - Class B ..............................            1,550
  Distribution fees - Class C ..............................            5,797
  Shareholder services fees ................................          450,216
  Shareholder communications expenses ......................          167,971
  Custodian fees ...........................................           70,217
  Trustees' fees ...........................................           33,535
  Legal and audit fees .....................................           31,725
  Accounting fees ..........................................           22,500
  Registration expenses ....................................           15,065
  Interest expense .........................................              490
  Miscellaneous expenses ...................................           39,096
                                                               --------------
  TOTAL EXPENSES ...........................................        6,137,905
  Less: Custodian fee credits ..............................             (676)
                                                               --------------
  NET EXPENSES .............................................        6,137,229
                                                               --------------
  NET INVESTMENT LOSS ......................................       (1,496,673)
                                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain on investments .........................       25,356,540
  Net realized loss on foreign currency transactions .......           (5,629)
                                                               --------------
  Net realized gain on investments and foreign currency
    transactions ...........................................       25,350,911
                                                               --------------
  Net change in unrealized appreciation/depreciation
    on investments .........................................     (111,089,701)
  Net change in unrealized appreciation/
    depreciation on foreign currency translations ..........           (5,903)
                                                               --------------
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency translations .......     (111,095,604)
                                                               --------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY ...................................      (85,744,693)
                                                               --------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $  (87,241,366)
                                                               ==============

                See accompanying notes to financial statements.

                             THE GAMCO GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2008       YEAR ENDED
                                                                       (UNAUDITED)     DECEMBER 31, 2007
                                                                    ----------------   -----------------
OPERATIONS:
  Net investment loss ...........................................     $  (1,496,673)    $   (4,555,510)
  Net realized gain on investments and foreign currency
    transactions ................................................        25,350,911        112,544,175
  Net change in unrealized appreciation/depreciation on
    investments and foreign currency translations ...............      (111,095,604)        47,767,726
                                                                      -------------     --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS ..................................................       (87,241,366)       155,756,391
                                                                      -------------     --------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA .....................................................       (39,798,734)      (167,322,376)
  Class A .......................................................           513,079            383,595
  Class C .......................................................           779,158            517,747
  Class I .......................................................         3,174,722                 --
                                                                      -------------     --------------
  NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST
    TRANSACTIONS ................................................       (35,331,775)      (166,421,034)
                                                                      -------------     --------------
  REDEMPTION FEES ...............................................               837              2,333
                                                                      -------------     --------------
  NET DECREASE IN NET ASSETS                                           (122,572,304)       (10,662,310)

NET ASSETS:
  Beginning of period ...........................................       947,115,186        957,777,496
                                                                      -------------     --------------
  End of period (including undistributed net investment income
    of $0 and $0, respectively) .................................     $ 824,542,882     $  947,115,186
                                                                      =============     ==============

                See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS
                          ----------------------------------------
                                            Net
              Net Asset                Realized and        Total                   Net Asset
  Period        Value,       Net         Unrealized        from                     Value,
  Ended       Beginning   Investment   Gain/(Loss) on   Investment    Redemption    End of       Total
December 31   of Period    Loss(a)     Investments      Operations     Fees(a)      Period      Return+
-----------   ---------   ----------   --------------   ----------   -----------   ---------   --------
CLASS AAA
 2008 (b)     $ 36.17     $(0.06)        $  (3.28)      $  (3.34)    $  0.00(c)     $  32.83      (9.2)%
 2007           30.62      (0.16)            5.71           5.55        0.00(c)        36.17      18.1
 2006           28.81      (0.05)            1.86           1.81        0.00(c)        30.62       6.3
 2005           26.12      (0.13)            2.82           2.69        0.00(c)        28.81      10.3
 2004           24.95      (0.11)            1.28           1.17        0.00(c)        26.12       4.7
 2003           18.99      (0.14)            6.10           5.96          --           24.95      31.4
CLASS A
 2008 (b)     $ 36.18     $(0.05)        $  (3.28)      $  (3.33)    $  0.00(c)      $ 32.85      (9.2)%
 2007           30.63      (0.08)            5.63           5.55        0.00(c)        36.18      18.1
 2006           28.82      (0.06)            1.87           1.81        0.00(c)        30.63       6.3
 2005           26.13      (0.12)            2.81           2.69        0.00(c)        28.82      10.3
 2004 (e)       24.95      (0.02)            1.20           1.18        0.00(c)        26.13       4.7
CLASS B
 2008 (b)     $ 35.10     $(0.18)        $  (3.18)      $  (3.36)    $  0.00(c)     $  31.74      (9.6)%
 2007           29.93      (0.40)            5.57           5.17        0.00(c)        35.10      17.2
 2006           28.38      (0.27)            1.82           1.55        0.00(c)        29.93       5.5
 2005           25.93      (0.32)            2.77           2.45        0.00(c)        28.38       9.5
 2004 (e)       24.95      (0.28)            1.26           0.98        0.00(c)        25.93       3.9
CLASS C
 2008 (b)     $ 35.10     $(0.18)        $  (3.18)      $  (3.36)    $  0.00(c)     $  31.74      (9.6)%
 2007           29.93      (0.40)            5.57           5.17        0.00(c)        35.10      17.2
 2006           28.38      (0.27)            1.82           1.55        0.00(c)        29.93       5.5
 2005           25.93      (0.32)            2.77           2.45        0.00(c)        28.38       9.5
 2004 (e)       24.95      (0.21)            1.19           0.98        0.00(c)        25.93       3.9
CLASS I
 2008 (f)     $ 33.70     $(0.00)(c)     $  (0.84)      $  (0.84)    $  0.00(c)     $  32.86      (9.2)%

               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              ------------------------------------------------

              Net Assets
  Period        End of          Net                  Portfolio
  Ended         Period      Investment   Operating   Turnover
December 31    (in 000's)      Loss       Expenses    Rate++
-----------   -----------  -----------   ---------   ----------
CLASS AAA
 2008 (b)     $  818,378    (0.35)%(d)    1.45%(d)      37%
 2007            945,068    (0.49)        1.45          91
 2006            956,811    (0.19)        1.44          57
 2005          1,139,640    (0.48)        1.49          39
 2004          1,447,655    (0.46)        1.53          31
 2003          1,881,457    (0.60)        1.47          42
CLASS A
 2008 (b)     $    1,144    (0.31)%(d)    1.45%(d)      37%
 2007                707    (0.23)        1.45          91
 2006                276    (0.19)        1.44          57
 2005                274    (0.43)        1.47          39
 2004 (e)             73    (0.09)        1.60          31
CLASS B
 2008 (b)     $      307    (1.10)%(d)    2.20%(d)      37%
 2007                339    (1.23)        2.20          91
 2006                289    (0.94)        2.19          57
 2005                274    (1.22)        2.24          39
 2004 (e)            250    (1.12)        2.30          31
CLASS C
 2008 (b)     $    1,657    (1.10)%(d)    2.20%(d)      37%
 2007              1,001    (1.23)        2.20          91
 2006                401    (0.95)        2.19          57
 2005                553    (1.21)        2.23          39
 2004 (e)            226    (0.88)        2.37          31
CLASS I
 2008 (f)     $    3,057    (0.03)%(d)    1.20%(d)      37%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2007, 2006, 2005, 2004, and 2003 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)  For the six months ended June 30, 2008, unaudited.

(c)  Amount represents less than $0.005 per share.

(d)  Annualized.

(e) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.

(f) From the commencement of offering Class I Shares on January 11, 2008 through June 30, 2008, unaudited.

                 See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The GAMCO Growth Fund (the "Fund") was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
VALUATION INPUTS                                (MARKET VALUE)
                                                --------------
Level 1 - Quoted Prices                         $  784,429,355
Level 2 - Other Significant Observable Inputs       28,746,690
                                                --------------
TOTAL                                           $  813,176,045
                                                ==============

In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders if any are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the fiscal year ended December 31, 2007.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $821,106,933, which are available to reduce future required distributions of net capital gains to shareholders. $469,914,764 is available through 2010; $350,050,494 is available through 2011; and $1,141,675 is available through 2012.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                     GROSS          GROSS
                                  UNREALIZED      UNREALIZED     NET UNREALIZED
                     COST        APPRECIATION    DEPRECIATION     APPRECIATION
                 -------------   ------------   --------------   --------------
Investments ...  $ 772,541,340   $ 97,224,774   $ (56,590,069)   $ 40,634,705

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Chairmen of the Audit Committee, Proxy Voting Committee, and the Lead Trustee receive an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares except for Class I Shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $289,355,251 and $342,046,434, respectively.

Purchases and proceeds from the sales of U.S. Government obligations for the six months ended June 30, 2008, other than short-term obligations, aggregated $20,591,656 and $23,888,675, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $14,600 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $6,275 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the six months ended June 30, 2008, there were no borrowings under the line of credit.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered to investors without a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 amounted to $837 and $2,333, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of beneficial interest were as follows:


                               SIX MONTHS ENDED
                                JUNE 30, 2008                         YEAR ENDED
                                 (UNAUDITED)                       DECEMBER 31, 2007
                         ------------------------------   ------------------------------------
                             SHARES          AMOUNT            SHARES             AMOUNT
                         -------------   --------------   -----------------   ----------------
                                   CLASS AAA                             CLASS AAA
Shares sold..........        902,643     $   29,958,552        1,554,938      $     52,014,192
Shares redeemed......     (2,102,858)       (69,757,286)      (6,677,205)         (219,336,568)
                         -----------     --------------   --------------      ----------------
  Net decrease.......     (1,200,215)    $  (39,798,734)      (5,122,267)     $   (167,322,376)
                         ===========     ==============   ==============      ================
                                   CLASS A                               CLASS A
Shares sold..........         17,148     $      577,227           13,455      $        476,635
Shares redeemed......         (1,860)           (64,148)          (2,938)              (93,040)
                         -----------     --------------   --------------      ----------------
  Net increase.......         15,288     $      513,079           10,517      $        383,595
                         ===========     ==============   ==============      ================
                                   CLASS C                               CLASS C
Shares sold..........         31,708     $    1,041,837           21,140      $        700,407
Shares redeemed......         (8,042)          (262,679)          (6,006)             (182,660)
                         -----------     --------------   --------------      ----------------
  Net increase.......         23,666     $      779,158           15,134      $        517,747
                         ===========     ==============   ==============      ================
                                   CLASS I*
Share sold...........         96,959     $    3,301,462
Shares redeemed......         (3,934)          (126,740)
                         -----------     --------------
  Net increase.......         93,025     $    3,174,722
                         ===========     ==============

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with
Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                             THE GAMCO GROWTH FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 27, 2008, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of large cap growth funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund's performance was in the top one-third of the funds in its category for the one, three, and five year periods.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund's portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions. The Independent Board Members also noted that a portion of the Fund's portfolio transactions were executed by an affiliated broker, and that the affiliated broker received distribution fees and commissions from the Fund, and the Adviser received a moderate amount of soft dollar benefits (but no third party research services) from unaffiliated brokers through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of large-cap growth funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratios and the Fund's size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund's performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

                              THE GAMCO GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF TRUSTEES

Mario J. Gabelli, CFA                Robert J. Morrissey
CHAIRMAN AND CHIEF                   ATTORNEY-AT-LAW
EXECUTIVE OFFICER                    MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                  Anthony R. Pustorino
ATTORNEY-AT-LAW                      CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.            PROFESSOR EMERITUS
                                     PACE UNIVERSITY

James P. Conn                        Anthony Torna
FORMER CHIEF INVESTMENT OFFICER      MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                   Anthonie C. van Ekris
PRESIDENT                            CHAIRMAN
FLETCHER & COMPANY, INC.             BALMAC INTERNATIONAL, INC.

John D. Gabelli                      Salvatore J. Zizza
SENIOR VICE PRESIDENT                CHAIRMAN
GABELLI & COMPANY, INC.              ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER

Bruce N. Alpert                      Howard F. Ward, CFA
PRESIDENT AND SECRETARY              PORTFOLIO MANAGER

Agnes Mullady                        Peter D. Goldstein
TREASURER                            CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q208SR

                                                                           GAMCO

THE
GAMCO
GROWTH
FUND

                                                              SEMI ANNUAL REPORT
                                                                   JUNE 30, 2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The GAMCO Growth Fund
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.